Capital Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Capital Stock
12.	Capital Stock

The authorized capital stock of Teekay Tankers Ltd. is 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2013 and 2012, the Company had 71.1 million shares of Class A common stock, 12.5 million shares of Class B common stock and no shares of Preferred Stock issued and outstanding.

Commencing in 2013, the Company adopted a fixed dividend policy. The annual dividend was set at an amount of $0.12 per share, payable quarterly. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.

As at December 31, 2013 and December 31, 2012, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,000,000 shares of Class A common stock for issuance pursuant to awards to be granted. For the years ended December 31, 2013, 2012 and 2011, 142,157 shares, 82,573 shares and 30,596 shares of Class A common stock have been granted and delivered to non-management Directors as part of the Directors’ annual compensation, respectively. These Class A common shares were purchased on the open market rather than issuing shares from authorized capital. The granting of such stock has been included in general and administrative expenses in the amounts of $0.4 million, $0.4 million and $0.3 million for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company also grants restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain employees of Teekay Corporation’s subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative in the Company’s consolidated statements of loss.

During March 2013, the Company granted 411,629 restricted stock units with a grant date fair value of $1.0 million to certain employees of Teekay’s subsidiaries, which provide services to the Company, based on the Company’s closing share price on the grant date. Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards is paid to each recipient in the form of shares of Class A common stock. For the year ended December 31, 2013, the Company recorded expenses of $0.7 million related to the restricted stock units.